Cover	Oct. 08, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 08, 2026
Entity Registrant Name	RCI HOSPITALITY HOLDINGS, INC.
Entity Incorporation, State or Country Code	TX
Entity File Number	001-13992
Entity Tax Identification Number	76-0458229
Entity Address, Address Line One	10737 Cutten Road
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77066
City Area Code	281
Local Phone Number	397-6730
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	RICK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000935419